VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.8%
		Communication Services: 4.0%
510,000	(1)	Iridium Communications, Inc.	$20,563,200	3.8
86,183		Manchester United PLC - Class A	1,247,068	0.2
			21,810,268	4.0

		Consumer Discretionary: 22.8%
88,500	(1)	Bright Horizons Family Solutions, Inc.	11,743,065	2.2
289,500		Choice Hotels International, Inc.	41,039,520	7.5
31,000		Krispy Kreme, Inc.	460,350	0.1
84,900		Marriott Vacations Worldwide Corp.	13,388,730	2.5
374,000	(1)	Penn National Gaming, Inc.	15,865,080	2.9
82,500		Red Rock Resorts, Inc.	4,006,200	0.7
6,347	(1)	Sweetgreen, Inc.	203,040	0.0
146,000		Vail Resorts, Inc.	37,999,420	6.9
			124,705,405	22.8

		Financials: 31.7%
394,000	(1)	Arch Capital Group Ltd.	19,077,480	3.5
127,500		Carlyle Group, Inc./The	6,236,025	1.1
139,000		Cohen & Steers, Inc.	11,938,710	2.2
35,400		Essent Group Ltd.	1,458,834	0.2
76,600		Factset Research Systems, Inc.	33,255,890	6.1
30,325		Houlihan Lokey, Inc.	2,662,535	0.5
72,130		Kinsale Capital Group, Inc.	16,447,083	3.0
34,260		Moelis & Co.	1,608,507	0.3
47,000		Morningstar, Inc.	12,838,990	2.3
106,800		MSCI, Inc. - Class A	53,707,584	9.8
107,000		Primerica, Inc.	14,639,740	2.7
			173,871,378	31.7

		Health Care: 13.4%
45,000		Bio-Techne Corp.	19,486,800	3.5
110,800		Dechra Pharmaceuticals PLC	5,882,589	1.1
22,845	(1)	Denali Therapeutics, Inc.	734,923	0.1
41,800	(1)	Idexx Laboratories, Inc.	22,867,108	4.2
5,800	(1)	Mettler Toledo International, Inc.	7,964,502	1.4
83,100	(1)	Neogen Corp.	2,562,804	0.5
16,565	(1)	Schrodinger, Inc./United States	565,198	0.1
33,000		West Pharmaceutical Services, Inc.	13,553,430	2.5
			73,617,354	13.4

		Industrials: 6.5%
63,153	(1)	BrightView Holdings, Inc.	859,512	0.2
338,000	(1)	CoStar Group, Inc.	22,514,180	4.1
475,725	(2)	Marel HF	2,773,757	0.5
4,129,898	(1),(3),(4)	Northvolt AB - Series E	1,191,722	0.2
94,000	(1)	Trex Co., Inc.	6,141,020	1.1
240,212	(1)	Velo3D, Inc.	2,236,374	0.4
			35,716,565	6.5

		Information Technology: 14.4%
53,870	(1)	Altair Engineering, Inc.	3,469,228	0.7
72,100	(1)	ANSYS, Inc.	22,902,565	4.2
107,000	(1)	Gartner, Inc.	31,828,220	5.8
100,000	(1)	Guidewire Software, Inc.	9,462,000	1.7
4,500		Littelfuse, Inc.	1,122,345	0.2
191,696	(1)	Mirion Technologies, Inc.	1,546,987	0.3
110,965		SS&C Technologies Holdings, Inc.	8,324,594	1.5
			78,655,939	14.4

		Real Estate: 7.0%
64,824		Alexandria Real Estate Equities, Inc.	13,045,830	2.4
278,500		Douglas Emmett, Inc.	9,307,470	1.7
337,835		Gaming and Leisure Properties, Inc.	15,854,597	2.9
			38,207,897	7.0

	Total Common Stock
	(Cost $108,077,254)		546,584,806	99.8

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Mutual Funds: 0.2%
827,901	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
		(Cost $827,901)	827,901	0.2

	Total Short-Term Investments
	(Cost $827,901)		827,901	0.2

	Total Investments in Securities (Cost $108,905,155)		$547,412,707	100.0
	Assets in Excess of Other Liabilities		251,264	0.0
	Net Assets		$547,663,971	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $1,191,722 or 0.2% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of March 31, 2022.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$21,810,268	$–	$–	$21,810,268
Consumer Discretionary	124,705,405	–	–	124,705,405
Financials	173,871,378	–	–	173,871,378
Health Care	67,734,765	5,882,589	–	73,617,354
Industrials	31,751,086	2,773,757	1,191,722	35,716,565
Information Technology	78,655,939	–	–	78,655,939
Real Estate	38,207,897	–	–	38,207,897
Total Common Stock	536,736,738	8,656,346	1,191,722	546,584,806
Short-Term Investments	827,901	–	–	827,901
Total Investments, at fair value	$537,564,639	$8,656,346	$1,191,722	$547,412,707

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2022, VY® Baron Growth Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Northvolt AB - Series E	9/21/2020	$651,737	$1,191,722
		$651,737	$1,191,722

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $111,003,619.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$437,199,204
Gross Unrealized Depreciation	(790,384)
Net Unrealized Appreciation	$436,408,820